FUND PROFILE

                               Prime Money Market

                                 INVESTOR CLASS

                                January 15, 1999

                         [american century logo(reg.sm)]
                                    American
                                     Century

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This profile summarizes key information about the fund that is included  in the fund's Prospectus. The fund's Prospectus has additional  information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers.  See the back cover for additional telephone numbers and our address.

                                 BENHAM GROUP


                         AMERICAN CENTURY INVESTMENTS

                              PRIME MONEY MARKET

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Prime Money Market seeks to earn the highest level of current income while preserving the value of your investment.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund earns its income by investing in high-quality,  cash-equivalent
     securities.   These   securities  are  short-term   obligations  of  banks,
     governments and corporations that are payable in U.S. dollars.

        Additional information about Prime Money Market's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING  IN THE FUND?

     * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

     * Because cash-equivalent securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

     FUND PERFORMANCE

        The following bar chart shows the actual performance of Prime Money Market's shares for each calendar year since the fund's inception on November 17, 1993. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart]
     -------------------------------------------------------------------------
     CALENDAR YEAR-BY-YEAR RETURNS
     -------------------------------------------------------------------------
     1998       5.18%
     1997       5.26%
     1996       5.09%
     1995       5.70%
     1994       4.47%

        The highest and lowest returns of the fund's shares for a calendar quarter during the period reflected by the preceding bar chart are provided in the following chart to indicate the fund's historical short-term volatility.

[bar chart]
     -------------------------------------------------------------------------
     HIGHEST AND LOWEST QUARTERLY RETURNS
     -------------------------------------------------------------------------
     Quarter Ended  3/31/95             1.47%
     Quarter Ended  9/30/94             0.84%

        The following table shows the average annual return of the fund's shares for the periods indicated. The 90-Day Treasury Bill Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. The index is derived from secondary market interest rates as published by the Federal Reserve Bank.

                                1 YEAR        5 YEARS      LIFE OF FUND
     -------------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1998)
     -------------------------------------------------------------------------
     Prime Money Market          5.18%          5.14%          5.10%
     90-Day Treasury Bill Index  4.50%          4.95%          4.92%


PRIME MONEY MARKET                         AMERICAN CENTURY INVESTMENTS


4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     -------------------------------------------------------------------------
     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     -------------------------------------------------------------------------
     Management Fee                            0.60%(1)
     Distribution and Service (12b-1) Fees     None
     Other Expenses(2)                         0.00%
     Total Annual Fund Operating Expenses      0.60%

        (1)Based on assets as of February 28, 1998. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

        (2)Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

              Assuming you . . .
              *   invest $10,000 in the fund
              *   redeem your shares at the end of the periods shown below
              *   earn a 5% return each year
              *   incur the same fund operating expenses shown above

                . . . your cost of investing in the fund would be:

                 1 year           3 years          5 years           10 years
                  $60              $190             $340              $750

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR  AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the Prime team are identified below:

        DENISE TABACCO, Portfolio Manager, has been a member of the team that manages Prime since May 1996. She joined American Century in 1988, becoming a member of its portfolio department in 1991. She has a bachelor's in accounting from San Diego State University and an MBA degree in finance from Golden Gate University.

        JOHN F. WALSH, Portfolio Manager, has been a member of the team that manages Prime since May 1997. He joined American Century in February 1996 as an Investment Analyst. Prior to joining American Century, he served as an Assistant Vice President and Analyst at First Interstate Bank, Los Angeles, California, from July 1993 to January 1996. He has a bachelor's degree in marketing from Loyla Marymount and an MBA in finance from Creighton University.

6. HOW DO I BUY FUND SHARES?

    *   Complete and return the enclosed application
    *   Call us and exchange shares from another American Century fund
    *   Call us and send your investment by bank wire transfer

        Your initial investment must be at least $2,500 ($1,000 for traditional IRA and Roth IRA accounts). If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Prime Money Market for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.


FUND PROFILE                                                 PRIME MONEY MARKET


8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Dividends are declared and available for redemption daily. Because Prime is a money market fund, its distributions generally will be taxed as ordinary income. If the fund's share price were to go up or down, its annual distributions also could include capital gains or losses. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

     *  telephone transactions
     *  wire and electronic funds transfers
     *  24-hour Automated Information Line transactions
     *  24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.


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[american century logo(reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

CORPORATE; NOT-FOR-PROFIT; FOUNDATIONS; ENDOWMENTS; KEOGH; SEP- , SARSEP- , AND SIMPLE-IRA; AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

SH-PRF-14828   9901                                     Funds Distributor, Inc.